Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss before provision for (benefit from) income taxes:
United States			$ (142,198)	$ (76,122)	$ (75,445)
Foreign			1	7	99
Loss before provision for (benefit from) income taxes			(142,197)	(76,115)	(75,346)
Current:
Foreign			4	86	65
Total current provision			4	86	65
Deferred:
Federal				9	36
State			54	10	109
Total deferred provision	$ 9	$ 7	54	19	145
Total provision	$ 9	$ 8	$ 58	$ 105	$ 210